UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/02

Check here if Amendment [  ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Treasurer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		08/12/02

Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 16
Form 13F Information Table Value Total: 318,944,482

							       FORM 13F INFORMATION TABLE
							       VALUE	       SHARES/  SH/	 PUT/ INVSTMT OTHER	VOTING  AUTHORITY
Name of Issuer	Title of Class	CUSIP	       (x$1000)        PRN AMT  PRN	 CALL DSCRETN MANAGERS	SOLE	  SHARED  NONE
-------------------------- ---------------	-----	        -------        -------- ---- ---- ------- ---------	----	  ------  ----

Genesis Health Ventures Inc COM	37183F107	6,027 	300,000 	x				 300,000
Genesis Health VentW EXP 100202	37183F115	384 	284,124 	x				 284,124
ITC Deltacom Inc.	COM	45031T104	0 	200 		x				 200
Inamed Corp		COM	453235103	73,835 	2,727,563 	x				 2,727,563
Kindred Healthcare	COM	494580103	110,008 2,475,427 	x				 2,475,427
Kindred HealthcarWT A EX 042006	494580111	10,401 	720,398 	x				 720,398
Kindred HealthcarWT A EX 042006	494580129	20,005 	1,800,996 	x				 1,800,996
Kmart Fing I	PFD TRCV 7.75%	498778208	42,428 	7,071,400 	x				 7,071,400
LTC Properties		COM	502175102	2,730 	325,000 	x				 325,000
NTL Inc.		COM	629407107	41 	1,295,900 	x				 1,295,900
Nextel Communication Inc. CL A	65332V103	9,245 	2,880,000 	x				 2,880,000
PG&E Corp		COM	69331C108	17,850 	1,000,000 	x				 1,000,000
Providian Financial Corp.COM	74406A102	1 	200 		x				 200
Touch America Hldgs Inc.COM	891539108	3,386 	1,343,500 	x				 1,343,500
Tyco International Ltd.	COM	902124106	66,875 	4,950,000 	x				4,950,000
Worldcom Inc.	WRLDCOM GP COM	98157D106	140 	700,000 	x				700,000



